Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Shares Available For Issuance From 2006 LTIP [Member]	Dec. 31, 2010 Shares Available For Issuance From 2006 LTIP [Member]	May 31, 2008 Shares Available For Issuance From 2006 LTIP [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2011 U.S. Purchase Plan [Member]	Dec. 31, 2010 U.S. Purchase Plan [Member]	Dec. 31, 2009 U.S. Purchase Plan [Member]	Dec. 31, 2011 EEPP [Member]	Dec. 31, 2010 EEPP [Member]	Dec. 31, 2009 EEPP [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Dec. 31, 2011 Maximum [Member] Stock Options [Member]	Dec. 31, 2011 Maximum [Member] Restricted Stock Units [Member]	Dec. 31, 2011 Minimum [Member] Stock Options [Member]	Dec. 31, 2011 Minimum [Member] Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					6,082,810	11,662,210	18,000,000										143,761	381,392
Expiration period - in years	10
Vesting period (years)																							four	three	one	one
Total intrinsic value of options exercised								$ 2,900,000	$ 700,000	$ 1,600,000
Total fair value expensed over the vesting terms of options that vested								21,600,000	13,400,000	20,000,000
Remaining maturities of stock to determine expected volatility assumption, in years								1
Weighted-average fair value of options granted								$ 3.53	$ 3.73	$ 5.27				$ 2.30	$ 1.84	$ 2.07
Total fair value expensed over the vesting terms of RSUs that vested											28,800,000	10,800,000	15,600,000
Common stock at lower of fair market value, percentage																	85.00%
Purchase of common stock limited per calendar year, amount																	25,000
Common stock shares available for purchase in offering period																	2,000		1,000
Offering period, in months																	6		3
Shares made available for issuance																	3,000,000
Shares issued																	237,631	470,412	528,411
Equity investment percentage				49.90%																49.90%
Share-based compensation credit included in net gain on divestment of business	(1,600,000)	0	(1,200,000)																			(1,200,000)
Equity-settled share-based awards expense																				2,400,000	400,000	100,000
Equity-settled share-based compensation expense	35,300,000	31,500,000	31,500,000					14,000,000	13,400,000	16,800,000							600,000	900,000	1,100,000
Equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures	$ 13,300,000
Weighted-average period to recognize equity-settled share-based compensation expense related to unvested awards not yet recognized, in years	1.2